Corporate information	12 Months Ended
Dec. 31, 2017
Corporate information [abstract]
Disclosure of notes and other explanatory information [text block]
Notes to the consolidated financial statements

1	Corporate information

Materialise NV is a limited liability company with its registered office at Technologielaan 15, 3001 Leuven, Belgium. The consolidated financial statements comprise Materialise NV (the “Company” or “Parent”) and its subsidiaries (collectively, the “Group”). See Note 28 for a list of subsidiaries of the Company.

The Group is a leading provider of additive manufacturing (AM) software and of sophisticated 3D printing services. The products and services of the Group are organized in the three segments: Materialise Medical, Materialise Software and Materialise Manufacturing. The Group sells its products in Europe, Americas, Africa and Asia-Pacific.

The consolidated financial statements of the Group for the year ended December 31, 2017 were approved and authorized for issue on April 27, 2018 in accordance with a resolution of the Parent’s Board of Directors.